Other Income	12 Months Ended
Oct. 31, 2025
Other Income [Abstract]
OTHER INCOME
10.	OTHER INCOME

	Year ended October 31,		Six months ended October 31,	Year ended April 30,
	2025	2024	2023	2023
	US$	US$	US$	US$
Bank and other interest income	21,775	20,020	8,988	15,945
Government grant	—	—	—	56
Others	—	—	—	51
	21,775	20,020	8,988	16,052